Tax-Managed Small-Cap Portfolio

July 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 3.4%
Hexcel Corp.	65,884	$2,457,473
Mercury Systems, Inc.(1)	38,078	2,948,380

		$5,405,853

Auto Components — 2.6%
Dana, Inc.	89,202	$1,019,579
Dorman Products, Inc.(1)	21,083	1,723,535
Visteon Corp.(1)	17,553	1,274,524

		$4,017,638

Banks — 6.6%
City Holding Co.	12,133	$757,827
Commerce Bancshares, Inc.	12,007	687,521
Community Bank System, Inc.	28,214	1,586,473
First Citizens BancShares, Inc., Class A	4,702	2,002,441
Glacier Bancorp, Inc.	37,986	1,341,286
Independent Bank Corp.	11,924	769,337
Stock Yards Bancorp, Inc.	44,147	1,725,706
Westamerica BanCorp.	25,454	1,536,403

		$10,406,994

Biotechnology — 3.1%
Emergent BioSolutions, Inc.(1)	25,353	$2,820,268
Ligand Pharmaceuticals, Inc.(1)	18,131	2,124,590

		$4,944,858

Building Products — 2.8%
AZEK Co., Inc. (The)(1)	37,608	$1,297,476
CSW Industrials, Inc.	16,719	1,116,662
Trex Co., Inc.(1)	13,969	1,946,301

		$4,360,439

Capital Markets — 0.5%
Cohen & Steers, Inc.	13,873	$834,877

		$834,877

Chemicals — 5.9%
Balchem Corp.	27,866	$2,793,845
NewMarket Corp.	5,967	2,236,491
Valvoline, Inc.	207,549	4,258,906

		$9,289,242

Commercial Services & Supplies — 1.0%
Herman Miller, Inc.	30,031	$703,626
Kimball International, Inc., Class B	36,090	394,825
UniFirst Corp.	2,271	423,496

		$1,521,947

Security	Shares	Value
Diversified Consumer Services — 3.0%
K12, Inc.(1)	20,277	$928,484
ServiceMaster Global Holdings, Inc.(1)	92,595	3,786,209

		$4,714,693

Electric Utilities — 1.3%
ALLETE, Inc.	33,667	$1,996,453

		$1,996,453

Equity Real Estate Investment Trusts (REITs) — 7.8%
CubeSmart	92,765	$2,752,338
EastGroup Properties, Inc.	21,711	2,880,181
Healthcare Realty Trust, Inc.	86,456	2,533,161
Rexford Industrial Realty, Inc.	54,430	2,554,400
STORE Capital Corp.	69,542	1,647,450

		$12,367,530

Food & Staples Retailing — 0.5%
Performance Food Group Co.(1)	30,268	$848,109

		$848,109

Food Products — 3.7%
Flowers Foods, Inc.	64,945	$1,477,499
Lancaster Colony Corp.	6,253	991,663
Nomad Foods, Ltd.(1)	145,998	3,366,714

		$5,835,876

Gas Utilities — 1.9%
ONE Gas, Inc.	39,392	$2,981,974

		$2,981,974

Health Care Equipment & Supplies — 6.5%
Envista Holdings Corp.(1)	52,545	$1,149,159
Haemonetics Corp.(1)	34,448	3,019,711
ICU Medical, Inc.(1)	16,749	3,077,294
Integra LifeSciences Holdings Corp.(1)	46,649	2,227,490
Tandem Diabetes Care, Inc.(1)	8,152	851,558

		$10,325,212

Health Care Providers & Services — 7.6%
Addus HomeCare Corp.(1)	25,547	$2,462,986
Amedisys, Inc.(1)	3,444	806,447
Chemed Corp.	4,976	2,449,137
LHC Group, Inc.(1)	18,588	3,626,705
R1 RCM, Inc.(1)	195,743	2,675,807

		$12,021,082

Health Care Technology — 0.7%
Phreesia, Inc.(1)	37,145	$1,116,579

		$1,116,579

Hotels, Restaurants & Leisure — 0.4%
Choice Hotels International, Inc.	7,009	$589,036

		$589,036

Insurance — 6.3%
AMERISAFE, Inc.	26,163	$1,660,304
First American Financial Corp.	24,339	1,241,532

Security	Shares	Value
Horace Mann Educators Corp.	64,745	$2,433,117
RLI Corp.	19,589	1,726,379
Selective Insurance Group, Inc.	53,592	2,912,189

		$9,973,521

IT Services — 2.4%
Euronet Worldwide, Inc.(1)	6,673	$641,542
NIC, Inc.	140,945	3,089,515

		$3,731,057

Leisure Products — 1.4%
Brunswick Corp.	21,925	$1,468,537
Polaris, Inc.	7,405	767,380

		$2,235,917

Machinery — 5.4%
Middleby Corp.(1)	17,987	$1,494,000
Mueller Water Products, Inc., Class A	332,119	3,361,044
RBC Bearings, Inc.(1)	8,909	1,090,640
Welbilt, Inc.(1)	81,453	495,234
Woodward, Inc.	27,587	2,067,370

		$8,508,288

Marine — 0.9%
Kirby Corp.(1)	31,387	$1,451,335

		$1,451,335

Oil, Gas & Consumable Fuels — 0.8%
Parsley Energy, Inc., Class A	67,698	$743,324
PDC Energy, Inc.(1)	32,244	459,800

		$1,203,124

Professional Services — 1.7%
CBIZ, Inc.(1)	112,006	$2,708,305

		$2,708,305

Road & Rail — 1.8%
Landstar System, Inc.	23,324	$2,840,397

		$2,840,397

Semiconductors & Semiconductor Equipment — 0.9%
Silicon Laboratories, Inc.(1)	14,394	$1,446,741

		$1,446,741

Software — 11.4%
ACI Worldwide, Inc.(1)	149,293	$3,999,559
Altair Engineering, Inc., Class A(1)	79,915	3,220,574
CDK Global, Inc.	55,261	2,512,165
Envestnet, Inc.(1)	41,764	3,391,237
nCino, Inc.(1)	8,145	644,270
RealPage, Inc.(1)	66,409	4,184,431

		$17,952,236

Specialty Retail — 3.8%
Asbury Automotive Group, Inc.(1)	7,274	$728,491
Five Below, Inc.(1)	6,320	688,311
Lithia Motors, Inc., Class A	9,750	2,234,212
National Vision Holdings, Inc.(1)	71,641	2,291,796

		$5,942,810

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.7%
Columbia Sportswear Co.	7,925	$601,032
Deckers Outdoor Corp.(1)	2,366	495,086

		$1,096,118

Thrifts & Mortgage Finance — 0.6%
Washington Federal, Inc.	37,518	$875,670

		$875,670

Trading Companies & Distributors — 1.1%
Applied Industrial Technologies, Inc.	26,744	$1,688,081

		$1,688,081

Water Utilities — 1.0%
Middlesex Water Co.	25,733	$1,648,456

		$1,648,456

Total Common Stocks (identified cost $127,287,581)		$156,880,448

Short-Term Investments — 0.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%(2)	1,067,300	$1,067,193

Total Short-Term Investments (identified cost $1,067,249)		$1,067,193

Total Investments — 100.2% (identified cost $128,354,830)		$157,947,641

Other Assets, Less Liabilities — (0.2)%		$(236,809)

Net Assets — 100.0%		$157,710,832

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2020.

The Portfolio did not have any open derivative instruments at July 31, 2020.

At July 31, 2020, the value of the Portfolio’s investment in affiliated funds was $1,067,193, which represents 0.7% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended July 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$2,264,271	$21,071,037	$(22,268,621)	$676	$(170)	$1,067,193	$9,339	1,067,300

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$156,880,448	*	$—	$—	$156,880,448
Short-Term Investments	—		1,067,193	—	1,067,193
Total Investments	$156,880,448		$1,067,193	$—	$157,947,641

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.